SHORT-TERM AND LONG-TERM LOANS (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM AND LONG-TERM LOANS
Short-term loans	$ 1,391	$ 1,412
Long-term loans, current portion	40,481	16,103
Long-term loans, less current portion	125,308	167,570
Total long-term loans	$ 165,789	$ 183,673